Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2016, and 2015 is as follows:

	2016	2015
	(in millions)
Land and industrial buildings	$3,075	$3,056
Plant, machinery and equipment	7,959	7,857
Assets sold with buy-back commitment	3,021	2,775
Construction in progress	131	191
Other	782	799
Gross property, plant and equipment	14,968	14,678
Accumulated depreciation	(8,571)	(8,197)
Net property, plant and equipment	$6,397	$6,481

Summary of Property, Plant and Equipment Recorded under Finance Leases

A summary of property, plant and equipment recorded under capital leases¹ as of December 31, 2016, and 2015 is as follows:

	2016	2015
	(in millions)
Gross capital leases ²	$169	$139
Accumulated depreciation	(53)	(50)
Net capital leases	$116	$89

(1)	Included in property, plant and equipment table above
(2)	Consists of industrial buildings, plant, machinery and equipment